SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of restricted share units activities

		Weighted-Average
		Grant-Date
	Number of Restricted Shares	Fair Value
		US$
Outstanding at December 31, 2017	3,227,428	11.02
Granted	2,488,540	10.61
Vested	(1,789,418)	10.61
Forfeited	(240,880)	11.53
Outstanding at December 31, 2018	3,685,670	10.91